Taxes - Schedule of Impacts of the Tax Settlement Programs within Statement of Income (Parenthetical) (Detail) $ in Millions	3 Months Ended
Mar. 31, 2017 USD ($)
Disclosure of income taxes [abstract]
Other income and expenses-reversal of provision	$ 199